Accounts Receivable, Net - Summary of Accounts Receivables And Related Allowance For Doubtful Accounts (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 86,513,830	$ 12,582,915	¥ 85,595,207
Less: Allowance for doubtful accounts	0	0	0
Accounts receivable, net	¥ 86,513,830	$ 12,582,915	¥ 85,595,207